Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income from continuing operations before income taxes were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
U.S. income before tax	$881	$632	$906
Foreign income (loss) before tax	197	121	(366)
Income from continuing operations before income taxes	$1,078	$753	$540

Schedule of Components of Income Tax Expense (Benefit)
The components of our provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Current:
Federal	$210	$239	$441
State	53	59	143
Foreign	60	95	70
Total current	323	393	654
Deferred:
Federal	(52)	(667)	(123)
State	(14)	(35)	45
Foreign	52	(27)	(19)
Total deferred	(14)	(729)	(97)
Total provision (benefit) for income taxes	$309	$(336)	$557

Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of our tax provision at the U.S. statutory rate to the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Statutory U.S. federal income tax provision	$226	$264	$189
State income taxes, net of U.S. federal tax benefit	37	19	22
Impact of foreign operations	26	4	34
Effects of the TCJ Act	13	(600)	—
Corporate restructuring	9	—	477
Change in deferred tax asset valuation allowance	(6)	(48)	(20)
Provision (benefit) for uncertain tax positions	16	38	(139)
Other, net	(12)	(13)	(6)
Provision (benefit) for income taxes	$309	$(336)	$557

Schedule of Deferred Tax Assets and Liabilities
The tax effects of the temporary differences and carryforwards that give rise to our net deferred taxes were as follows:

	December 31,
	2018	2017
	(in millions)
Deferred tax assets:
Net operating loss carryforwards	$389	$395
Compensation	118	113
Reserves	18	39
Capital lease obligations	75	78
Deferred income	258	210
Other	42	52
Total gross deferred tax assets	900	887
Less: valuation allowance	(399)	(408)
Deferred tax assets	501	479
Deferred tax liabilities:
Brands	(1,123)	(1,122)
Amortizing intangible assets	(157)	(177)
Investment in foreign subsidiaries	(29)	—
Deferred tax liabilities	(1,309)	(1,299)
Net deferred taxes	$(808)	$(820)

Summary of Unrecognized Tax Benefits
Reconciliations of the beginning and ending amounts of unrecognized tax benefits were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Balance at beginning of year	$283	$174	$315
Additions for tax positions related to prior years	37	3	77
Additions for tax positions related to the current year	16	126	9
Reductions for tax positions related to prior years	(15)	(10)	(204)
Settlements	—	(9)	(21)
Lapse of statute of limitations	(3)	(2)	(2)
Currency translation adjustment	—	1	—
Balance at end of year	$318	$283	$174